FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	12 Months Ended
Dec. 31, 2018
Financial liabilities at fair value through profit or loss, category [member]
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables) [Line Items]
Disclosure of financial instruments designated at fair value through profit or loss [text block]
	2018 £m	2017 £m
Liabilities designated at fair value through profit or loss:
Debt securities in issue	7,085	7,812
Other	11	3
	7,096	7,815
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	21,595	41,378
Other deposits	242	381
Short positions in securities	1,614	1,303
	23,451	43,062
Financial liabilities at fair value through profit or loss	30,547	50,877